October 28, 2014, as amended February 9, 2015

SUMMARY PROSPECTUS

BlackRock Basic Value Fund, Inc.  |  Investor, Institutional and Class R Shares

Investor A: MDBAX • Investor B: MBBAX • Investor C: MCBAX • Institutional: MABAX • Class R: MRBVX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus, dated October 28, 2014, as amended February 9, 2015, and statement of additional information, dated February 3, 2015, as amended February 9, 2015, each as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Basic Value Fund, Inc.

Investment Objective

The investment objective of the BlackRock Basic Value Fund, Inc. (the “Fund”) is to seek capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the Fund believes are undervalued and therefore represent basic investment value.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-61 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None[1]	4.50%[2]	1.00%[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.15%	0.48%	0.19%	0.13%	0.21%
Total Annual Fund Operating Expenses	0.81%	1.89%	1.60%	0.54%	1.12%
Fee Waivers and/or Expense Reimbursements[4]	—	—	—	—	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.81%	1.89%	1.60%	0.54%	1.12%
[1]

A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.
[4]

As described in the “Management of the Fund” section of the Fund’s prospectus on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.22% (for Class R Shares) of average daily net assets until November 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$603	$770	$951	$1,474
Investor B Shares	$642	$944	$1,221	$1,929
Investor C Shares	$263	$505	$871	$1,900
Institutional Shares	$55	$173	$302	$677
Class R Shares	$114	$356	$617	$1,363

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$192	$594	$1,021	$1,929
Investor C Shares	$163	$505	$871	$1,900

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth. Equity securities primarily consist of common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Fund management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund invests primarily in common stock of U.S. companies. The Fund focuses on companies with market capitalizations of over $5 billion.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

■

The Fund may hold its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

■	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

■

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

■	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

■

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

■	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

■

Investment Style Risk — Because different kinds of stocks go in and out of favor depending on market conditions, the Fund’s performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Value Index and the Standard & Poor’s (“S&P”) 500® Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. Effective February 14, 2014, the S&P 500® Index is no longer used as a benchmark against which the Fund measures its performance. Fund management believes the S&P 500® Index no longer has characteristics similar to the current investment strategy of the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS1

BlackRock Basic Value Fund, Inc.

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 17.58% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.50% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	10 Years[1]
BlackRock Basic Value Fund, Inc. — Investor A Shares
Return Before Taxes	3.98%	12.27%	6.56%
Return After Taxes on Distributions	(1.42)%	9.85%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares	5.58%	9.47%	4.93%
BlackRock Basic Value Fund, Inc. — Investor B Shares
Return Before Taxes	4.71%	12.10%	6.37%
BlackRock Basic Value Fund, Inc. — Investor C Shares
Return Before Taxes	8.03%	12.58%	6.28%
BlackRock Basic Value Fund, Inc. — Institutional Shares
Return Before Taxes	10.07%	13.82%	7.44%
BlackRock Basic Value Fund, Inc. — Class R Shares
Return Before Taxes	9.38%	13.10%	6.78%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)	13.45%	15.42%	7.30%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)[2]	13.69%	15.45%	7.68%
[1]

A portion of the Fund’s total return was attributable to payments by the previous investment adviser for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action in the fiscal year ended June 30, 2006.

[2]	Effective February 14, 2014, the Fund no longer measures its performance against the S&P 500® Index.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Bartlett Geer, CFA	2012	Managing Director of BlackRock, Inc.
Carrie King	2009	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Investor A and Investor C Shares	Investor B Shares	Institutional Shares	Class R Shares
Minimum Initial Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan.	Available only through exchanges and dividend reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisers who have $250,000 invested in the Fund.	$100 for all accounts.

	Investor A and Investor C Shares	Investor B Shares	Institutional Shares	Class R Shares
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	N/A	No subsequent minimum.	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

[This page intentionally left blank]

INVESTMENT COMPANY ACT FILE # 811-02739 © BlackRock Advisors, LLC SPRO-BV-1014R